Note 23 - Parenthetical Information Other Amortizing Intangible Assets (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Parenthetical Information Other Amortizing Intangible Assets [Line Items]
Decrease of amortizing other intangible assets, net	€ 261	€ 330
Mainly driven by [Abstract]
Amortization expenses	1,200	1,100
Of which: scheduled consumption of capitalized software	1,200	1,100	€ 1,000
Of which: impairment of current platform software and software under construction	29	24
Of which: Additions to internally generated intangible assets	1,400	1,300	1,000
Of which: Negative exchange rate changes	€ 47	€ 19	50
Of which: Positive exchange rate changes			1,100
Increase of amortizing other intangible assets, net			173
Impairment of self-developed software			€ 30